SEGMENT AND DISAGGREGATED REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 29, 2018
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Summary of net sales to unaffiliated customers

(In millions)	2018	2017	2016

Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,256.0	$1,198.4	$1,161.0
Europe	1,851.3	1,689.3	1,514.3
Asia	1,081.2	1,002.6	928.9
Latin America	367.8	357.0	331.6
Other international	294.8	264.4	251.5

Total Label and Graphic Materials	4,851.1	4,511.7	4,187.3

Retail Branding and Information Solutions:
Apparel	1,441.7	1,352.0	1,276.7
Printer Solutions	171.5	159.2	168.7

Total Retail Branding and Information Solutions	1,613.2	1,511.2	1,445.4

Industrial and Healthcare Materials	694.7	590.9	453.8

Net sales to unaffiliated customers	$7,159.0	$6,613.8	$6,086.5

        Revenue by geographic area is set forth below. Revenue is attributed to geographic areas based on the location from which the product is shipped.

(In millions)	2018	2017	2016

Net sales to unaffiliated customers
U.S.	$1,625.1	$1,557.8	$1,525.6
Europe	2,251.4	2,041.6	1,838.8
Asia	2,473.2	2,250.5	1,996.1
Latin America	490.0	476.4	450.5
Other international	319.3	287.5	275.5

Net sales to unaffiliated customers	$7,159.0	$6,613.8	$6,086.5

Summary of additional financial information by reportable segment

(In millions)	2018	2017	2016

Intersegment sales
Label and Graphic Materials	$78.7	$64.1	$63.4
Retail Branding and Information Solutions	4.7	3.2	2.9
Industrial and Healthcare Materials	8.8	7.7	7.2

Intersegment sales	$92.2	$75.0	$73.5

Income before taxes
Label and Graphic Materials	$568.2	$577.4	$522.0
Retail Branding and Information Solutions	170.4	126.7	105.0
Industrial and Healthcare Materials	62.9	52.6	56.1
Corporate expense	(83.4)	(86.2)	(92.9)
Interest expense	(58.5)	(63.0)	(59.9)
Other non-operating expense	(104.8)	(18.0)	(53.2)

Income before taxes	$554.8	$589.5	$477.1

Capital expenditures
Label and Graphic Materials	$151.5	$125.5	$118.8
Retail Branding and Information Solutions	57.1	48.8	50.9
Industrial and Healthcare Materials	19.3	19.5	7.2

Capital expenditures	$227.9	$193.8	$176.9

Depreciation and amortization expense
Label and Graphic Materials	$104.7	$102.3	$103.1
Retail Branding and Information Solutions	49.0	56.4	64.3
Industrial and Healthcare Materials	27.3	20.0	12.7

Depreciation and amortization expense	$181.0	$178.7	$180.1

Other expense, net by reportable segment
Label and Graphic Materials	$61.8	$14.5	$13.0
Retail Branding and Information Solutions	11.4	18.1	9.8
Industrial and Healthcare Materials	(1.0)	3.7	1.9
Corporate	(2.3)	.2	(.9)

Other expense, net	$69.9	$36.5	$23.8

Other expense, net by type
Restructuring charges:
Severance and related costs	$63.0	$31.2	$14.7
Asset impairment charges and lease cancellation costs	10.7	2.2	5.2
Other items:
Argentine peso remeasurement transition loss	3.4	–	–
Other restructuring-related charge	.5	–	–
Transaction costs	–	5.2	5.0
Reversal of acquisition-related contingent consideration	(5.0)	–	–
Net gain on sales of assets	(2.7)	(2.1)	(1.1)

Other expense, net	$69.9	$36.5	$23.8

Summary of property, plant and equipment, net

(In millions)	2018	2017	2016

Property, plant and equipment, net
U.S.	$317.3	$286.4	$278.5
International	820.1	811.5	636.7

Property, plant and equipment, net	$1,137.4	$1,097.9	$915.2